Goodwill (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Changes in goodwill
Goodwill at the beginning of period		¥ 41,933	¥ 11,793
Additions		50,723	30,319
Deconsolidation of a subsidiary		(10,556)	(4)
Impairment of goodwill	$ (71)	(455)	(175)	¥ (44)
Goodwill at the end of period	$ 12,662	81,645	41,933	¥ 11,793
Goodwill, Impaired, Accumulated Impairment Loss
Gross goodwill		85,095	44,928
Accumulated impairment losses of goodwill		¥ 3,450	¥ 2,995